Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Revenue		$ 285		$ 0		$ 3,874		$ 9,370
Cost of Revenue		128		0		1,812		29,530
Gross profit (loss)		157		0		2,062		(20,160)
Operating expenses:
Research and development		12,641		31,082		95,408	[1]	140,666	[1]
Sales and marketing		865		2,484		5,607		17,401
General and administrative		11,036		15,682		46,422	[1],[2]	85,285	[1],[2]
Impairment expense						0		76,889
Goodwill impairment						0		58,251
Gain on change in fair value of contingent consideration		0		(2,765)		(23,900)		20,200
Total operating expenses		24,542		46,483		123,537		398,692
Operating loss		(24,385)		(46,483)		(121,475)		(418,852)
Interest income		5		1,330		1,962		1,748
Interest expense						(3,619)		0
Other income, net		232		260		2,118		5,666
Loss on change in fair value of Convertible Notes	[3]					(21,960)		0
Gain on change in fair value of Convertible Notes	[4],[5]	47,270		0
Gain on change in fair value of Warrants		15,007	[6],[7],[8]	0	[6],[7],[8]	(6,529)	[9],[10]	0	[9],[10]
Loss on extinguishment of debt						(28,873)		0
Income (loss) before taxes		38,129		(44,893)		(178,376)		(411,438)
Income tax provision		0		0		0		0
Net income (loss)		38,129		(44,893)		(178,376)		(411,438)
Launch Services [Member]
Revenue		0		0		0		5,899
Cost of Revenue		0		0		0		28,193
Gross profit (loss)		0		0		0		(22,294)
Space Products [Member]
Revenue		285		0		3,874		3,471
Cost of Revenue		128		0		1,812		1,337
Gross profit (loss)		157		0		$ 2,062		$ 2,134
Common Class A [Member]
Operating expenses:
Gain on change in fair value of Warrants		$ (12,523)		$ 0
Earnings Per Share [Abstract]
Earnings Per Share Basic		$ 1.68		$ (2.49)		$ (9.28)		$ (23.23)
Earnings Per Share Diluted		$ (0.46)		$ (2.49)		$ (9.28)		$ (23.23)
Basic weighted average common shares outstanding		18,969,208		14,313,785		15,521,073		14,011,861
Dilutive weighted average common shares outstanding		41,341,869		14,313,785		15,521,073		14,011,861
Common Class B [Member]
Operating expenses:
Gain on change in fair value of Warrants		$ (2,444)		$ 0
Earnings Per Share [Abstract]
Earnings Per Share Basic		$ 1.68		$ (2.49)		$ (9.28)		$ (23.23)
Earnings Per Share Diluted		$ (0.46)		$ (2.49)		$ (9.28)		$ (23.23)
Basic weighted average common shares outstanding		3,702,613		3,702,613		3,702,613		3,702,613
Dilutive weighted average common shares outstanding		8,069,548		3,702,613		3,702,613		3,702,613

[1]	The Company recognized compensation expense of $3.7 million and $1.9 million in General and administrative and Research and development, respectively, representing the excess of the fair value of the Convertible Notes and Company Warrants issued to our CEO and CTO, respectively, over the cash consideration paid for the Convertible Notes and Company Warrants.
[2]	The Company made purchases of $1.0 million from a related party during the year ended December 31, 2022.
[3]	The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million, respectively.
[4]	The Company recognized a gain of $13.6 million during the three months ended March 31, 2024 related to changes in fair value of Convertible Notes held by an affiliate of a director.
[5]	The Company recognized gains on change in fair value of the Convertible Notes held by the CEO and CTO of $5.3 million and $2.7 million, respectively, during the three months ended March 31, 2024.
[6]	Refer to the Condensed Consolidated Statements of Operations for descriptions of related party transactions.
[7]	The Company recognized a gain of $3.6 million during the three months ended March 31, 2024 related to changes in fair value of Company Warrants held by an affiliate of a director.
[8]	The Company recognized gains on change in fair value of Company Warrants held by the CEO and CTO of $1.4 million and $0.7 million, respectively, during the three months ended March 31, 2024.
[9]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[10]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.